Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 87,771	$ 228,971
Inventories	1,147,345	3,390,455
Prepaid Expenses	59,244	64,781
Total Current Assets	1,294,360	3,684,207
Property and Equipment at Cost, Net	860,932	1,081,159
Other Assets
Restricted Cash	336,963	426,963
Equity Issuance Costs	421,077	0
Deposits	12,577	12,577
Total Other Assets	770,617	439,540
TOTAL ASSETS	2,925,909	5,204,906
Current Liabilities
Accounts Payable	1,303,414	842,178
Accrued expenses	526,924	242,398
Accrued Interest	10,781	650,301
Current Portion of Leasehold Improvement Loan	10,576	9,669
Notes Payable - Related Parties (Net of debt discount of $0 and $184,185 in 2011 and 2010, respectively)	450,000	7,115,815
TOTAL CURRENT LIABILITIES	2,301,695	8,860,361
Deferred Rent Liability	149,785	171,975
Leasehold Improvement Loan	88,613	99,262
Total Liabilities	2,540,093	9,131,598
Commitments and Contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock - $.001 par value, 8,221,678 and 3,400,000 shares authorized, 8,221,678 and 3,386,454 shares issued and outstanding with a liquidation preference of $31,959,545 and $21,114,465 at December 31, 2011 and 2010, respectively	8,222	3,386
Common Stock - $.001 par value, 16,800,000 shares authorized, 408,589 and 351,535 shares issued and outstanding	409	352
Additional paid-in capital	30,185,200	19,974,125
Accumulated Deficit	(29,808,015)	(23,904,555)
Total Stockholders' Equity (Deficiency)	385,816	(3,926,692)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 2,925,909	$ 5,204,906